COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
As of September 30, 2013 and 2014, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2013	2014
	RMB	RMB

Equipment	17,417	7,457
Plant and building construction	156	85
Technology usage right	12,000	-

	29,573	7,542

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2014, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2015	2,533
2016	1,191
2017	911
2018	1,449
2019	940
Thereafter	6,222

13,246